Restricted Share Units (Tables)	12 Months Ended
Oct. 31, 2025
Restricted Share Units [Abstract]
Schedule of Changes in RSUs	The following table summarizes the changes in RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2023	55	$5,542.00	$3,842.40

Granted	14,786	74.40	54.44
Exercised	(8,233)	88.80	66.00

Balance, October 31, 2024	6,608	$102.00	$72.00

Granted (i)	17,570	64.75	45.68
Exercised	(22,272)	69.24	49.32

Balance, October 31, 2025 (*)	1,906	$120.86	$101.68

(i)	During the year ended October 31, 2025, the Company issued 17,570 RSU’s to consultants, directors and officers. The RSU’s vested with a fair value of $802,626 (2024-$804,962).